Significant Acquisitions And Divestitures (Narrative) (Detail) $ in Thousands						3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 07, 2017 USD ($)	Jul. 06, 2015 USD ($) a	Sep. 20, 2014 USD ($)	Sep. 19, 2014 USD ($) MMcf	Mar. 25, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) MMBbls	Jul. 01, 2015 MMBbls
Business Acquisition [Line Items]
Contribution										$ 65,740
Cash contribution										11,300
Cash collected										7,900
Other receivables								$ 3,780		8,061	$ 18,526
Deposit for the purchase and sale agreement								4,600
Alta Mesa Eagle Llc Divestiture [Member]
Business Acquisition [Line Items]
Initial cash purchase price for properties sold									$ 118,000
Cash purchase price									125,000
Additional contingent payment									$ 7,000
Other receivables											122,000
Adjusted cash purchase price, net of costs of transaction											4,000
Gain on sale of oil and gas properties											67,600	$ 72,500
Estimated proved reserves | MMBbls													7.8
Operating income from sold oil and gas properties											$ 68,900	118,500
Undeveloped Leasehold In Oklahoma [Member]
Business Acquisition [Line Items]
Cash consideration for Undeveloped Leasehold										$ 10,600
Kingfisher Leasehold [Member]
Business Acquisition [Line Items]
Cash consideration for Undeveloped Leasehold		$ 46,200
Net acres | a | a		19,000
Eagleville Divestiture [Member]
Business Acquisition [Line Items]
Initial cash purchase price for properties sold					$ 173,000
Cash purchase price					$ 171,000
Gain on sale of oil and gas properties												$ 72,500
Operating income from sold oil and gas properties							$ 11,100
Date of acquisition or sale of properties										Mar. 25, 2014
Percentage of original working interest net profits interest in wells is retained on, 2014										50.00%
Percentage of original working interest net profits interest in wells is retained on, 2015										30.00%
Percentage of original working interest net profits interest in wells is retained on, 2016										15.00%
Percentage of original working interest net profits interest in wells is retained on, 2017										0.00%
Percentage of undivided interest in mineral leases and interests included in sale										30.00%
Percentage of working interest in all wells in progress on December 31, 2013 or drilled after January 1, 2014 included in sale										30.00%
Eagleville Divestiture [Member] | BOE [Member]
Business Acquisition [Line Items]
Estimated proved reserves | MMBbls												7.5
Hilltop Divestiture 2014 [Member]
Business Acquisition [Line Items]
Cash purchase price			$ 38,900	$ 41,600
Gain on sale of oil and gas properties			$ 15,900
Operating income from sold oil and gas properties												$ 7,700
Date of acquisition or sale of properties										Sep. 19, 2014
Hilltop Divestiture 2014 [Member] | Natural Gas In Mmcf [Member]
Business Acquisition [Line Items]
Estimated proved reserves | MMcf				29,800
Setanta [Member]
Business Acquisition [Line Items]
Payment towards acquisition of all working interests								890
Fair value assets acquired								2,605
Bargain Purchase Gain								(1,626)
High Mesa [Member]
Business Acquisition [Line Items]
Contribution								$ 0		$ 65,700
Cash contribution										$ 11,300
Cash collected						$ 7,900
High Mesa [Member] | Contributed Wells [Member]
Business Acquisition [Line Items]
Number of wells | Item										24
Subsequent Event [Member]
Business Acquisition [Line Items]
Adjusted cost of business acquisition	$ 40,400